UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 12/31/2012

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$1,582,605,651

Total Investments (Cost - $1,308,891,434) – 100.1%	1,582,605,651
Liabilities in Excess of Other Assets – (0.1)%	(1,685,550)

Net Assets – 100.0%	$1,580,920,101

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,582,605,651 and 71.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 14.9%
Auto Components – 1.8%
Lear Corp.	5,100	$238,884
TRW Automotive Holdings Corp. (a)	6,750	361,867

		600,751

Media – 9.9%
Comcast Corp., Class A	32,620	1,219,336
News Corp., Class A	41,380	1,056,845
Time Warner Cable, Inc.	10,280	999,113

		3,275,294

Specialty Retail – 1.4%
PetSmart, Inc. (b)	7,035	480,772

Textiles, Apparel & Luxury Goods – 1.8%
NIKE, Inc., Class B	11,300	583,080

Total Consumer Discretionary		4,939,897

Consumer Staples – 8.7%
Beverages – 2.6%
The Coca-Cola Co. (b)	23,810	863,113

Food & Staples Retailing – 5.9%
CVS Caremark Corp.	19,810	957,814
Wal-Mart Stores, Inc. (b)	14,845	1,012,874

		1,970,688

Tobacco – 0.2%
Philip Morris International, Inc.	710	59,384

Total Consumer Staples		2,893,185

Energy – 17.0%
Energy Equipment & Services – 0.7%
Oceaneering International, Inc.	4,500	242,055

Oil, Gas & Consumable Fuels – 16.3%
Chevron Corp. (b)	9,715	1,050,580
Exxon Mobil Corp. (b)	18,995	1,644,017
Marathon Oil Corp. (b)	9,340	286,364
Marathon Petroleum Corp.	12,935	814,905
Suncor Energy, Inc.	28,565	942,074
Tesoro Corp. (b)	15,670	690,264

		5,428,204

Total Energy		5,670,259

Financials – 25.2%
Capital Markets – 3.9%
The Goldman Sachs Group, Inc.	9,040	1,153,142
State Street Corp.	2,856	134,261

		1,287,403

Commercial Banks – 3.6%
SunTrust Banks, Inc.	4,849	137,469
US Bancorp	33,740	1,077,656

		1,215,125

Consumer Finance – 1.5%
Discover Financial Services (b)	13,240	510,402

Diversified Financial Services – 8.7%
Citigroup, Inc.	33,760	1,335,546
JPMorgan Chase & Co.	35,693	1,569,421

		2,904,967

Insurance – 7.5%
Allied World Assurance Co. Holdings AG	4,400	346,720
American Financial Group, Inc. (b)	10,290	406,661
American International Group, Inc. (a)	15,800	557,740
The Chubb Corp.	1,855	139,718
PartnerRe Ltd.	5,230	420,963
The Travelers Cos., Inc.	8,465	607,956

		2,479,758

Total Financials		8,397,655

Health Care – 13.3%
Health Care Providers & Services – 4.0%
McKesson Corp. (b)	6,520	632,179
UnitedHealth Group, Inc. (b)	12,780	693,187

		1,325,366

Pharmaceuticals – 9.3%
Abbott Laboratories (b)	12,870	842,985
Eli Lilly & Co. (b)	8,555	421,933
Forest Laboratories, Inc. (a)(b)	14,275	504,193
Pfizer, Inc. (b)	52,800	1,324,224

		3,093,335

Total Health Care		4,418,701

Industrials – 11.9%
Airlines – 2.9%
Delta Air Lines, Inc. (a)	37,820	448,924
United Continental Holdings, Inc. (a)	22,156	518,007

		966,931

Commercial Services & Supplies – 0.9%
Tyco International Ltd.	10,320	301,860

Construction & Engineering – 2.3%
KBR, Inc.	24,900	745,008

Industrial Conglomerates – 3.4%
3M Co. (b)	12,100	1,123,485

Machinery – 2.4%
Ingersoll-Rand Plc	11,200	537,152
Oshkosh Corp. (a)	9,005	266,998

		804,150

Total Industrials		3,941,434

Information Technology – 30.5%
Computers & Peripherals – 7.4%
Apple, Inc. (b)	2,779	1,481,290
EMC Corp. (a)	27,600	698,280
Western Digital Corp.	6,460	274,486

		2,454,056

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (concluded)
Electronic Equipment, Instruments & Components – 2.5%
Avnet, Inc. (a)	13,000	$397,930
Ingram Micro, Inc., Class A (a)	25,395	429,683

		827,613

Internet Software & Services – 5.0%
Google, Inc., Class A (a)	2,339	1,659,216

IT Services – 6.3%
DST Systems, Inc. (b)	9,185	556,611
MasterCard, Inc., Class A	2,186	1,073,938
Teradata Corp. (a)	7,840	485,218

		2,115,767

Semiconductors & Semiconductor Equipment – 2.2%
KLA-Tencor Corp.	15,240	727,862

Software – 7.1%
Activision Blizzard, Inc.	42,100	447,102
Microsoft Corp. (b)	38,805	1,037,258
Oracle Corp.	26,700	889,644

		2,374,004

Total Information Technology		10,158,518

Materials – 6.2%
Containers & Packaging – 2.7%
Packaging Corp. of America	12,676	487,646
Rock-Tenn Co., Class A	5,737	401,073

		888,719

Paper & Forest Products – 3.5%
Domtar Corp.	5,825	486,504
International Paper Co.	17,400	693,216

		1,179,720

Total Materials		2,068,439

Utilities – 1.8%
Independent Power Producers & Energy Traders – 1.5%
The AES Corp.	22,790	243,853
NRG Energy, Inc.	10,615	244,039

		487,892

Multi-Utilities – 0.3%
Ameren Corp.	3,350	102,912

Total Utilities		590,804

Investment Companies
Diversified Financial Services – 2.0%
iShares Core S&P 500 ETF (c)	4,800	686,784

Total Long-Term Investments (Cost – $38,257,776) – 131.5%		43,765,676

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	187,506	187,506

Total Short-Term Securities (Cost – $187,506) – 0.6%		187,506

Total Investments Before Investments Sold Short (Cost – $38,445,282*) – 132.1%		43,953,182

Investments Sold Short
Consumer Discretionary – (2.6)%
Automobiles – (0.5)%
Tesla Motors, Inc.	4,950	(167,656)

Hotels, Restaurants & Leisure – (0.3)%
Las Vegas Sands Corp.	2,060	(95,090)

Household Durables – (0.2)%
Lennar Corp., Class A	1,960	(75,793)

Internet & Catalog Retail – (0.2)%
HomeAway, Inc.	3,320	(73,040)

Media – (0.5)%
DreamWorks Animation SKG, Inc., Class A	7,190	(119,138)
Pandora Media, Inc.	6,420	(58,936)

		(178,074)

Multiline Retail – (0.2)%
JC Penney Co., Inc.	2,950	(58,144)

Specialty Retail – (0.7)%
CarMax, Inc.	3,050	(114,497)
Tiffany & Co.	1,990	(114,107)

		(228,604)

Total Consumer Discretionary		(876,401)

Consumer Staples – (1.3)%
Food Products – (1.3)%
H.J. Heinz Co.	2,580	(148,814)
Hillshire Brands Co.	3,200	(90,048)
Ralcorp Holdings, Inc.	1,950	(174,818)

Total Consumer Staples		(413,680)

Energy – (6.7)%
Energy Equipment & Services – (0.8)%
Dresser-Rand Group, Inc.	1,980	(111,157)
FMC Technologies, Inc.	3,730	(159,756)

		(270,913)

Oil, Gas & Consumable Fuels – (5.9)%
Anadarko Petroleum Corp.	2,030	(150,849)
Cheniere Energy, Inc.	3,060	(57,467)
Chesapeake Energy Corp.	4,030	(66,978)
Cobalt International Energy, Inc.	4,480	(110,029)
Concho Resources, Inc.	1,700	(136,952)

2	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
CONSOL Energy, Inc.	4,310	$(138,351)
EXCO Resources, Inc.	6,650	(45,020)
Golar LNG Ltd.	3,810	(140,132)
Kosmos Energy Ltd.	12,670	(156,474)
Laredo Petroleum Holdings, Inc.	5,700	(103,512)
Pioneer Natural Resources Co.	1,430	(152,424)
Plains Exploration & Production Co.	2,820	(132,371)
SM Energy Co.	2,480	(129,481)
SandRidge Energy, Inc.	16,500	(104,775)
Spectra Energy Corp.	5,110	(139,912)
Ultra Petroleum Corp.	3,390	(61,461)
The Williams Cos., Inc.	4,280	(140,127)

		(1,966,315)

Total Energy		(2,237,228)

Financials – (2.3)%
Capital Markets – (1.4)%
Eaton Vance Corp.	5,280	(168,168)
Lazard Ltd., Class A	5,030	(150,095)
LPL Financial Holdings, Inc.	5,250	(147,840)

		(466,103)

Insurance – (0.4)%
Arthur J Gallagher & Co.	4,210	(145,877)

Thrifts & Mortgage Finance – (0.5)%
TFS Financial Corp.	16,570	(159,403)

Total Financials		(771,383)

Health Care – (1.2)%
Health Care Equipment & Supplies – (0.5)%
DENTSPLY International, Inc.	3,970	(157,252)

Health Care Providers & Services – (0.3)%
Brookdale Senior Living, Inc.	4,270	(108,116)

Pharmaceuticals – (0.4)%
Hospira, Inc.	4,140	(129,334)

Total Health Care		(394,702)

Industrials – (6.2)%
Aerospace & Defense – (0.4)%
B/E Aerospace, Inc.	2,620	(129,428)

Air Freight & Logistics – (0.2)%
UTi Worldwide, Inc.	6,130	(82,142)

Building Products – (1.0)%
Armstrong World Industries, Inc.	3,120	(158,278)
Masco Corp.	9,820	(163,601)

		(321,879)

Electrical Equipment – (0.6)%
GrafTech International Ltd.	8,860	(83,195)
Polypore International, Inc.	2,160	(100,440)

		(183,635)

Machinery – (1.7)%
Crane Co.	3,530	(163,368)
The Manitowoc Co., Inc.	4,860	(76,205)
PACCAR, Inc.	3,530	(159,591)
SPX Corp.	2,230	(156,435)

		(555,599)

Marine – (0.7)%
Kirby Corp.	1,570	(97,167)
Matson, Inc.	4,840	(119,645)

		(216,812)

Professional Services – (0.2)%
Manpower, Inc.	1,870	(79,363)

Road & Rail – (1.0)%
Hertz Global Holdings, Inc.	6,020	(97,945)
Kansas City Southern	1,860	(155,273)
Ryder System, Inc.	1,780	(88,876)

		(342,094)

Trading Companies & Distributors – (0.4)%
Air Lease Corp.	6,580	(141,470)

Total Industrials		(2,052,422)

Information Technology – (4.4)%
Communications Equipment – (1.3)%
Acme Packet, Inc.	3,790	(83,835)
JDS Uniphase Corp.	8,860	(119,964)
Juniper Networks, Inc.	8,130	(159,917)
Polycom, Inc.	6,080	(63,597)

		(427,313)

Computers & Peripherals – (0.2)%
Fusion-io, Inc.	2,760	(63,287)

Electronic Equipment, Instruments & Components – (0.5)%
National Instruments Corp.	6,250	(161,312)

Internet Software & Services – (0.5)%
Equinix, Inc.	470	(96,914)
LinkedIn Corp.	730	(83,819)

		(180,733)

Semiconductors & Semiconductor Equipment – (1.0)%
Cypress Semiconductor Corp.	5,490	(59,512)
Fairchild Semiconductor International, Inc.	9,250	(133,200)
Silicon Laboratories, Inc.	3,620	(151,352)

		(344,064)

Software – (0.9)%
Autodesk, Inc.	2,510	(88,728)
Electronic Arts, Inc.	6,700	(97,351)
Informatica Corp.	3,650	(110,668)

		(296,747)

Total Information Technology		(1,473,456)

Materials – (4.2)%
Chemicals – (1.4)%
Air Products & Chemicals, Inc.	1,920	(161,318)
Ecolab, Inc.	2,150	(154,585)

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Materials (concluded)
Chemicals (concluded)
Praxair, Inc.	1,420	$(155,419)

		(471,322)

Construction Materials – (0.5)%
Martin Marietta Materials, Inc.	1,800	(169,704)

Containers & Packaging – (0.3)%
Sealed Air Corp.	6,250	(109,438)

Metals & Mining – (2.0)%
Allegheny Technologies, Inc.	3,760	(114,154)
Allied Nevada Gold Corp.	2,960	(89,185)
Carpenter Technology Corp.	2,950	(152,309)
Compass Minerals International, Inc.	1,900	(141,949)
Royal Gold, Inc.	1,020	(82,936)
Tahoe Resources, Inc.	3,920	(71,814)

		(652,347)

Total Materials		(1,402,811)

Utilities – (4.4)%
Electric Utilities – (2.2)%
Duke Energy Corp.	2,335	(148,973)
Edison International	3,180	(143,704)
Hawaiian Electric Industries, Inc.	5,760	(144,807)
Northeast Utilities	3,810	(148,895)
Pepco Holdings, Inc.	7,440	(145,898)

		(732,277)

Gas Utilities – (0.9)%
National Fuel Gas Co.	2,820	(142,945)
Questar Corp.	7,280	(143,853)

		(286,798)

Independent Power Producers & Energy Traders – (0.4)%
Calpine Corp.	8,310	(150,660)

Multi-Utilities – (0.9)%
Dominion Resources, Inc.	2,860	(148,148)
NiSource, Inc.	5,830	(145,109)

		(293,257)

Total Utilities		(1,462,992)

Total Investments Sold Short (Proceeds – $10,731,976) – (33.3)%		(11,085,075)

Total Investments, Net of Investments Sold Short – 98.8%		32,868,107
Other Assets Less Liabilities – 1.2%		389,946

Net Assets – 100.0%		$33,258,053

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,992,704

Gross unrealized appreciation	$5,934,954
Gross unrealized depreciation	(974,476)

Net unrealized appreciation	$4,960,478

4	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	SharesHeld at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	385,464	–	(197,958)[1]	187,506	$187,506	$331	$–
iShares Core S&P 500 ETF	–	6,400	(1,600)	4,800	$686,784	$4,463	$(5,037)

[1]	Represents net shares sold.

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ETF	Exchange-Traded Fund
S&P	Standard and Poor’s

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in the securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$43,765,676	–	–	$43,765,676
Short-Term Securities	187,506	–	–	187,506
Liabilities:
Investments:
Investments Sold Short[1]	(11,085,075)	–	–	(11,085,075)

Total	$32,868,107	–	–	$32,868,107

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash received as collateral in connection with short sales of $15,281 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

6	BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC	$80,650,329

Total Investments (Cost – $62,927,964) – 100.0%	80,650,329
Liabilities in Excess of Other Assets – (0.0)%	(11,131)

Net Assets – 100.0%	$80,639,198

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $80,650,329 and 3.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$878,617,979

Total Investments (Cost – $771,657,034) – 100.1%	878,617,979
Liabilities in Excess of Other Assets – (0.1)%	(763,827)

Net Assets – 100.0%	$877,854,152

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $878,617,979 and 97.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$1,273,608

Total Investments (Cost – $1,205,563) – 100.7%	1,273,608
Liabilities in Excess of Other Assets – (0.7)%	(9,373)

Net Assets – 100.0%	$1,264,235

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,273,608 and 0.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$886,472,928

Total Investments (Cost – $756,041,014) – 100.1%	886,472,928
Liabilities in Excess of Other Assets – (0.1)%	(1,216,445)

Net Assets – 100.0%	$885,256,483

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $886,472,928 and 89.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio of Master Large Cap Series LLC	$106,339,443

Total Investments (Cost – $104,091,994) – 100.0%	106,339,443
Liabilities in Excess of Other Assets – (0.0)%	(23,708)

Net Assets – 100.0%	$106,315,735

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $106,339,443 and 10.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 12.1%
Auto Components – 1.4%
Lear Corp.	255,400	$11,962,936
TRW Automotive Holdings Corp. (a)	339,493	18,200,220

		30,163,156

Media – 7.4%
Comcast Corp., Class A	1,643,700	61,441,506
News Corp., Class A	2,089,250	53,359,445
Time Warner Cable, Inc.	517,380	50,284,162

		165,085,113

Multiline Retail – 1.0%
Dillard’s, Inc., Class A	261,965	21,944,808

Specialty Retail – 1.0%
PetSmart, Inc.	342,635	23,415,676

Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc., Class B	566,800	29,246,880

Total Consumer Discretionary		269,855,633

Consumer Staples – 7.2%
Beverages – 2.7%
The Coca-Cola Co.	1,180,875	42,806,719
Constellation Brands, Inc., Class A (a)	453,600	16,052,904

		58,859,623

Food & Staples Retailing – 4.4%
CVS Caremark Corp.	988,725	47,804,854
Wal-Mart Stores, Inc.	742,950	50,691,478

		98,496,332

Tobacco – 0.1%
Philip Morris International, Inc.	36,475	3,050,769

Total Consumer Staples		160,406,724

Energy – 11.2%
Energy Equipment & Services – 0.5%
Oceaneering International, Inc.	228,100	12,269,499

Oil, Gas & Consumable Fuels – 10.7%
Chevron Corp.	487,575	52,726,360
Exxon Mobil Corp.	948,600	82,101,330
Marathon Oil Corp.	540,675	16,577,096
Marathon Petroleum Corp.	645,650	40,675,950
Suncor Energy, Inc.	1,371,540	45,233,389

		237,314,125

Total Energy		249,583,624

Financials – 17.4%
Capital Markets – 2.9%
The Goldman Sachs Group, Inc.	453,731	57,877,926
State Street Corp.	142,581	6,702,733

		64,580,659

Commercial Banks – 2.7%
SunTrust Banks, Inc.	243,452	6,901,864
US Bancorp	1,682,175	53,728,670

		60,630,534

Consumer Finance – 1.2%
Discover Financial Services	668,300	25,762,965

Diversified Financial Services – 6.4%
Citigroup, Inc.	1,667,118	65,951,188
JPMorgan Chase & Co.	1,733,624	76,227,447

		142,178,635

Insurance – 4.2%
Allied World Assurance Co. Holdings AG	76,900	6,059,720
American Financial Group, Inc.	124,900	4,936,048
American International Group, Inc. (a)	780,100	27,537,530
The Chubb Corp.	175,000	13,181,000
Everest Re Group Ltd.	9,700	1,066,515
PartnerRe Ltd.	144,200	11,606,658
The Travelers Cos., Inc.	413,600	29,704,752

		94,092,223

Total Financials		387,245,016

Health Care – 13.0%
Health Care Providers & Services – 2.8%
McKesson Corp.	300,025	29,090,424
UnitedHealth Group, Inc.	588,075	31,897,188

		60,987,612

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	653,700	26,762,478

Pharmaceuticals – 9.0%
Abbott Laboratories	565,500	37,040,250
Eli Lilly & Co.	409,775	20,210,103
Forest Laboratories, Inc. (a)	682,700	24,112,964
Johnson & Johnson	126,625	8,876,412
Merck & Co., Inc.	1,078,550	44,155,837
Pfizer, Inc.	2,631,275	65,992,377

		200,387,943

Total Health Care		288,138,033

Industrials – 9.2%
Airlines – 2.7%
Copa Holdings SA, Class A	115,300	11,466,585
Delta Air Lines, Inc. (a)	1,886,325	22,390,678
United Continental Holdings, Inc. (a)(b)	1,110,839	25,971,416

		59,828,679

Commercial Services & Supplies – 0.6%
Tyco International Ltd.	477,800	13,975,650

Construction & Engineering – 1.1%
KBR, Inc.	815,100	24,387,792

Industrial Conglomerates – 3.1%
3M Co.	597,075	55,438,414
General Electric Co.	616,750	12,945,582

		68,383,996

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Machinery – 1.7%
Ingersoll-Rand Plc	546,100	$26,190,956
Oshkosh Corp. (a)	395,200	11,717,680

		37,908,636

Total Industrials		204,484,753

Information Technology – 21.5%
Computers & Peripherals – 6.0%
Apple, Inc.	165,350	88,136,510
EMC Corp. (a)(b)	1,233,900	31,217,670
Western Digital Corp.	325,950	13,849,616

		133,203,796

Electronic Equipment, Instruments & Components – 0.6%
Avnet, Inc. (a)	442,500	13,544,925

Internet Software & Services – 3.6%
Google, Inc., Class A (a)	112,375	79,715,454

IT Services – 4.4%
International Business Machines Corp.	110,650	21,195,008
MasterCard, Inc., Class A	109,250	53,672,340
Teradata Corp. (a)	390,600	24,174,234

		99,041,582

Semiconductors & Semiconductor Equipment – 1.6%
KLA-Tencor Corp.	752,075	35,919,102

Software – 5.3%
Activision Blizzard, Inc.	2,078,800	22,076,856
Microsoft Corp.	1,895,050	50,654,686
Oracle Corp.	1,346,700	44,872,044

		117,603,586

Total Information Technology		479,028,445

Materials – 4.5%
Containers & Packaging – 2.0%
Packaging Corp. of America	639,513	24,602,065
Rock-Tenn Co., Class A	289,094	20,210,562

		44,812,627

Paper & Forest Products – 2.5%
Domtar Corp.	259,500	21,673,440
International Paper Co.	857,300	34,154,832

		55,828,272

Total Materials		100,640,899

Telecommunication Services – 1.3%
Diversified Telecommunication Services – 1.3%
Verizon Communications, Inc.	672,800	29,112,056

Utilities – 1.7%
Independent Power Producers & Energy Traders – 1.1%
The AES Corp.	1,139,400	12,191,580
NRG Energy, Inc.	531,400	12,216,886

		24,408,466

Multi-Utilities – 0.6%
Ameren Corp.	397,200	12,201,984

Total Utilities		36,610,450

Total Long-Term Investments (Cost – $1,825,817,882) – 99.1%		2,205,105,633

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	8,533,756	8,533,756

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$29,695	29,694,990

Total Short-Term Securities (Cost – $38,228,746) – 1.7%		38,228,746

Total Investments (Cost – $1,864,046,628*) – 100.8%		2,243,334,379

Liabilities in Excess of Other Assets – (0.8)%		(17,823,724)

Net Assets – 100.0%		$2,225,510,655

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

Tax cost	$1,861,694,532

Gross unrealized appreciation	396,290,090
Gross unrealized depreciation	(14,650,243)

Net unrealized appreciation	381,639,847

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Large Cap Core Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	40,033,302	(31,499,546)	8,533,756	$6,487
BlackRock Liquidity Series LLC, Money Market Series	$22,802,709	$6,892,281	$29,694,990	$6,165

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series LLC, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,205,105,633	–	–	$2,205,105,633
Short-Term Securities	8,533,756	$29,694,990	–	38,228,746

Total	$2,213,639,389	$29,694,990	–	$2,243,334,379

[1]	See above Schedule of Investments for values in each industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, collateral on securities loaned at value in the amount of $29,694,990 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

4	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 15.8%
Media – 11.2%
Comcast Corp., Class A	652,300	$24,382,974
The McGraw-Hill Cos., Inc.	208,825	11,416,463
News Corp., Class A	804,925	20,557,784
Time Warner Cable, Inc.	229,300	22,285,667
The Walt Disney Co.	450,500	22,430,395

		101,073,283

Multiline Retail – 0.3%
Dollar Tree, Inc. (a)	73,800	2,993,328

Specialty Retail – 2.8%
PetSmart, Inc.	174,525	11,927,039
TJX Cos., Inc.	305,505	12,968,687

		24,895,726

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc., Class B	271,000	13,983,600

Total Consumer Discretionary		142,945,937

Consumer Staples – 10.7%
Beverages – 3.1%
The Coca-Cola Co.	775,300	28,104,625

Food & Staples Retailing – 4.7%
CVS Caremark Corp.	354,000	17,115,900
Wal-Mart Stores, Inc.	367,000	25,040,410

		42,156,310

Tobacco – 2.9%
Philip Morris International, Inc.	316,200	26,446,968

Total Consumer Staples		96,707,903

Energy – 4.9%
Energy Equipment & Services – 0.6%
Oceaneering International, Inc.	96,350	5,182,667

Oil, Gas & Consumable Fuels – 4.3%
Chevron Corp.	92,525	10,005,653
Exxon Mobil Corp.	115,100	9,961,905
Suncor Energy, Inc.	576,165	19,001,922

		38,969,480

Total Energy		44,152,147

Financials – 3.4%
Commercial Banks – 1.0%
US Bancorp	282,400	9,019,856

Consumer Finance – 1.0%
Discover Financial Services	236,325	9,110,329

Insurance – 1.4%
The Travelers Cos., Inc.	168,950	12,133,989

Total Financials		30,264,174

Health Care – 10.6%
Biotechnology – 0.4%
Myriad Genetics, Inc. (a)	118,300	3,223,675

Health Care Providers & Services – 4.3%
McKesson Corp.	176,650	17,127,984
Patterson Cos., Inc.	307,525	10,526,581
UnitedHealth Group, Inc.	208,300	11,298,192

		38,952,757

Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	301,650	12,349,551

Pharmaceuticals – 4.5%
Abbott Laboratories	421,350	27,598,425
Eli Lilly & Co.	156,650	7,725,978
Warner Chilcott Plc, Class A	473,250	5,697,930

		41,022,333

Total Health Care		95,548,316

Industrials – 12.6%
Aerospace & Defense – 1.3%
The Boeing Co.	154,575	11,648,772

Airlines – 3.5%
Copa Holdings SA, Class A	115,400	11,476,530
Delta Air Lines, Inc. (a)	772,900	9,174,323
United Continental Holdings, Inc. (a)(b)	473,239	11,064,328

		31,715,181

Commercial Services & Supplies – 1.0%
Covanta Holding Corp.	484,475	8,924,029

Construction & Engineering – 1.0%
KBR, Inc.	321,300	9,613,296

Industrial Conglomerates – 2.9%
3M Co.	278,875	25,893,544

Machinery – 2.9%
Cummins, Inc.	75,400	8,169,590
Ingersoll-Rand Plc	247,200	11,855,712
Parker Hannifin Corp.	72,950	6,205,127

		26,230,429

Total Industrials		114,025,251

Information Technology – 32.3%
Computers & Peripherals – 9.9%
Apple, Inc.	127,975	68,214,514
EMC Corp. (a)	637,400	16,126,220
Western Digital Corp.	130,100	5,527,949

		89,868,683

Internet Software & Services – 4.8%
Google, Inc., Class A (a)	61,075	43,324,773

IT Services – 9.2%
Alliance Data Systems Corp. (a)	87,225	12,626,691
DST Systems, Inc.	120,050	7,275,030
International Business Machines Corp.	119,900	22,966,845
MasterCard, Inc., Class A	50,850	24,981,588
Teradata Corp. (a)	245,700	15,206,373

		83,056,527

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (concluded)
Semiconductors & Semiconductor Equipment – 1.5%
KLA-Tencor Corp.	293,400	$14,012,784

Software – 6.9%
Microsoft Corp.	1,326,050	35,445,316
Oracle Corp.	796,500	26,539,380

		61,984,696

Total Information Technology		292,247,463

Materials – 5.2%
Chemicals – 2.1%
CF Industries Holdings, Inc.	24,350	4,946,946
PPG Industries, Inc.	100,675	13,626,361

		18,573,307

Containers & Packaging – 1.7%
Packaging Corp. of America	409,810	15,765,391

Paper & Forest Products – 1.4%
International Paper Co.	323,625	12,893,220

Total Materials		47,231,918

Telecommunication Services – 1.6%
Diversified Telecommunication Services – 1.6%
Verizon Communications, Inc.	341,275	14,766,969

Total Long-Term Investments (Cost – $743,410,667) –97.1%		877,890,078

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	26,233,133	$26,233,133

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$3,468	3,467,500

Total Short-Term Securities (Cost – $29,700,633) – 3.3%		29,700,633

Total Investments (Cost – $773,111,300*) – 100.4%		907,590,711

Liabilities in Excess of Other Assets – (0.4)%		(3,337,914)

Net Assets – 100.0%		$904,252,797

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

Tax Cost	$776,648,597

Gross unrealized appreciation	$143,207,993
Gross unrealized depreciation	(12,265,879)

Net unrealized appreciation	$130,942,114

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	16,880,866	9,352,267	26,233,133	$9,793
BlackRock Liquidity Series LLC Money Market Series	$17,167,563	$(13,700,063)	$3,467,500	$7,763

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$877,890,078	–	–	$877,890,078
Short-Term Securities	26,233,133	$3,467,500	–	29,700,633

Total	$904,123,211	$3,467,500	–	$907,590,711

[1]	See above Schedule of Investments for values in each sector and industry.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of

December 31, 2012, collateral on securities loaned at value of $3,467,500 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 10.1%
Auto Components – 1.5%
Lear Corp.	129,425	$6,062,267
TRW Automotive Holdings Corp. (a)	160,597	8,609,605

		14,671,872

Media – 7.5%
Comcast Corp., Class A	762,000	28,483,560
News Corp., Class A	1,005,075	25,669,616
Time Warner Cable, Inc.	215,500	20,944,445

		75,097,621

Multiline Retail – 1.1%
Dillard’s, Inc., Class A	128,200	10,739,314

Total Consumer Discretionary		100,508,807

Consumer Staples – 4.8%
Food & Staples Retailing – 4.4%
CVS Caremark Corp.	538,250	26,024,387
Wal-Mart Stores, Inc.	267,050	18,220,822

		44,245,209

Household Products – 0.4%
The Procter & Gamble Co.	55,200	3,747,528

Total Consumer Staples		47,992,737

Energy – 16.3%
Oil, Gas & Consumable Fuels – 16.3%
Chevron Corp.	436,975	47,254,476
Exxon Mobil Corp.	813,625	70,419,244
Marathon Petroleum Corp.	345,025	21,736,575
Suncor Energy, Inc.	661,590	21,819,238

Total Energy		161,229,533

Financials – 27.3%
Capital Markets – 3.9%
The Goldman Sachs Group, Inc.	238,878	30,471,278
State Street Corp.	173,400	8,151,534

		38,622,812

Commercial Banks – 3.8%
SunTrust Banks, Inc.	250,200	7,093,170
US Bancorp	885,275	28,275,683
Wells Fargo & Co.	60,625	2,072,163

		37,441,016

Consumer Finance – 1.3%
Discover Financial Services	344,400	13,276,620

Diversified Financial Services – 10.0%
Bank of America Corp.	1,006,500	11,675,400
Citigroup, Inc.	963,526	38,117,089
JPMorgan Chase & Co.	1,117,165	49,121,745

		98,914,234

Insurance – 8.3%
Allied World Assurance Co. Holdings AG	65,600	5,169,280
American Financial Group, Inc.	264,625	10,457,980
American International Group, Inc. (a)	402,200	14,197,660
Berkshire Hathaway, Inc., Class B (a)	25,800	2,314,260
The Chubb Corp.	219,375	16,523,325
Everest Re Group Ltd.	53,200	5,849,340
HCC Insurance Holdings, Inc.	74,000	2,753,540
PartnerRe Ltd.	70,500	5,674,545
RenaissanceRe Holdings Ltd.	26,325	2,139,169
The Travelers Cos., Inc.	240,800	17,294,256

		82,373,355

Total Financials		270,628,037

Health Care – 14.8%
Health Care Providers & Services – 3.0%
Humana, Inc.	120,200	8,249,326
UnitedHealth Group, Inc.	395,750	21,465,480

		29,714,806

Pharmaceuticals – 11.8%
Abbott Laboratories	200,900	13,158,950
Eli Lilly & Co.	217,275	10,716,003
Forest Laboratories, Inc. (a)	314,650	11,113,438
Johnson & Johnson	27,300	1,913,730
Merck & Co., Inc.	811,650	33,228,951
Pfizer, Inc.	1,870,825	46,920,291

		117,051,363

Total Health Care		146,766,169

Industrials – 11.2%
Aerospace & Defense – 0.8%
Raytheon Co.	130,250	7,497,190

Airlines – 2.5%
Copa Holdings SA, Class A	38,000	3,779,100
Delta Air Lines, Inc. (a)	852,200	10,115,614
United Continental Holdings, Inc. (a)(b)	480,286	11,229,087

		25,123,801

Commercial Services & Supplies – 0.8%
Tyco International Ltd.	288,925	8,451,056

Construction & Engineering – 1.2%
KBR, Inc.	385,300	11,528,176

Industrial Conglomerates – 3.6%
3M Co.	234,275	21,752,434
General Electric Co.	661,375	13,882,261

		35,634,695

Machinery – 2.3%
Ingersoll-Rand Plc	371,300	17,807,548
Oshkosh Corp. (a)	182,025	5,397,041

		23,204,589

Total Industrials		111,439,507

Information Technology – 7.0%
Computers & Peripherals – 0.9%
Hewlett-Packard Co.	173,500	2,472,375

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (concluded)
Computers & Peripherals (concluded)
Western Digital Corp.	150,225	6,383,060

		8,855,435

Electronic Equipment, Instruments & Components – 0.7%
Avnet, Inc. (a)	218,600	6,691,346

IT Services – 0.5%
DST Systems, Inc.	85,700	5,193,420

Semiconductors & Semiconductor Equipment – 1.7%
KLA-Tencor Corp.	357,500	17,074,200

Software – 3.2%
Activision Blizzard, Inc.	983,800	10,447,956
Microsoft Corp.	366,100	9,785,853
Oracle Corp.	349,200	11,635,344

		31,869,153

Total Information Technology		69,683,554

Materials – 5.3%
Containers & Packaging – 2.4%
Packaging Corp. of America	139,400	5,362,718
Rock-Tenn Co., Class A	264,967	18,523,843

		23,886,561

Paper & Forest Products – 2.9%
Domtar Corp.	144,100	12,035,232
International Paper Co.	423,600	16,876,224

		28,911,456

Total Materials		52,798,017

Telecommunication Services – 1.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	293,550	9,895,570
Verizon Communications, Inc.	214,350	9,274,925

Total Telecommunication Services		19,170,495

Utilities – 1.8%
Independent Power Producers & Energy Traders – 1.8%
The AES Corp.	1,115,400	11,934,780
NRG Energy, Inc.	263,700	6,062,463

Total Utilities		17,997,243

Total Long-Term Investments (Cost – $864,275,418) – 100.5%		998,214,099

Short-Term Securities
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	3,472,250	3,472,250

Total Short-Term Securities (Cost – $3,472,250) – 0.4%		3,472,250

Total Investments (Cost – $867,747,668*) – 100.9%		1,001,686,349
Liabilities in Excess of Other Assets – (0.9)%		(8,847,592)

Net Assets – 100.0%		$992,838,757

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

Tax Cost	$895,896,846

Gross unrealized appreciation	$143,386,255
Gross unrealized depreciation	(37,596,752)

Net unrealized appreciation	$105,789,503

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Large Cap Value Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares /Beneficial Interest Held at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,713,064	(10,713,064)	–	$3,632
BlackRock Liquidity Series, LLC Money Market Series	$9,360,700	$(5,888,450)	$3,472,250	$2,245

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012	3

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$998,214,099	–	–	$998,214,099
Short-Term Securities	–	$3,472,250	–	3,472,250

Total	$998,214,099	$3,472,250	–	$1,001,686,349

[1]	See above Schedule of Investments for values in each sector and industry.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(2,605,827)	–	$(2,605,827)
Collateral on securities loaned at value	–	(3,472,250)	–	(3,472,250)

Total	–	$(6,078,077)	–	$(6,078,077)

There were no transfers between levels during the period ended December 31, 2012.

4	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2012

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 22, 2013